Fair Value Measurements (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements [Line Items]
Assets Held-in-trust, Noncurrent	$ 270,949,514		$ 270,949,514		$ 583,460,070	$ 575,031,742
Proceeds from sale of restricted investments			328,092,030
Change in fair value of derivative warrant liabilities	(1,403,675)	$ (3,290,670)	912,643	$ (14,139,590)	(13,625,420)	(31,535,830)
Warrant [Member]
Fair Value Measurements [Line Items]
Change in fair value of derivative warrant liabilities	1,400,000	$ 3,300,000	900,000	$ 14,100,000	13,600,000	$ 31,500,000
Cash [Member]
Fair Value Measurements [Line Items]
Assets Held-in-trust, Noncurrent	270,949,514		270,949,514
US Treasury Securities [Member]
Fair Value Measurements [Line Items]
Assets Held-in-trust, Noncurrent	$ 0		$ 0		$ 583,460,070